39. Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

39.       Subsequent Events

•            Financing agreement with Banco do Nordeste do Brasil

On January 31, 2020, the Company's wholly-owned subsidiary signed a financing agreement with Banco do Nordeste do Brasil, in the total amount of R$752,479: (i) R$325,071 at IPCA cost + 1.4386% and subject to a 15% default bond; and, (ii) R$427,408 at IPCA cost + 1.7582% and subject to a 15% default bond. The purpose of the facility is to finance Capex in the Northeast and North of the states of Minas Gerais and Espírito Santo from 2019 to 2022 with a total payment term of 8 years, being 3 grace years and 5 years of amortization. The operation will be guaranteed by (i) a bank guarantee proportional to 100% of the amount of each disbursement; and (ii) a bond of receivables proportional to 5% of the amount of each disbursement. To date, there were no disbursements.

•            Preliminary negotiations regarding Oi Mobile

On March 10, 2020, TIM Participações S.A. and its wholly-owned subsidiary TIM S.A., pursuant to Article 157 of Law 6,404 and the provisions of CVM Instruction 358, jointly inform its shareholders, the general market and other interested parties that: TSA jointly with TELEFÔNICA BRASIL S.A. (VIVO) expressed to Bank of America Merrill Lynch (“BofA”), Oi Group’s financial advisor, their interest in initiating negotiations targeting a potential joint acquisition of Oi Group's mobile business, in whole or in part, so that, in the event of the completion of the operation, each of the interested parties will receive a portion of that business. The interest in the transaction arises from the perspective that this, if materialized, will add value to the Company, generating benefits for its customers and shareholders, by accelerating its growth, increasing operational efficiency and quality of service. Additionally, the eventual conclusion of the operation would bring benefits to the telecommunications market in general, reinforcing its competitiveness and investment capacity.

•         CVM approves category “A” registration request of TIM S.A.

On March 18, 2020, TIM PARTICIPAÇÕES SA and its wholly-owned subsidiary, TIM SA, following the Material Fact published on October 28, 2019, communicate to their shareholders, to the market in general and to the other interested parties that TSA received on March 17, 2020, Official Letter-RIC No. 4/2020/CVM/SEP informing about the granting of registration as a publicly-held company in category “A” before the CVM (without offering securities), pursuant to CVM Instruction 480/09.

The Company and TSA point out that there was no application for registration of an Offer of Securities, which is why this communication should not be considered as a public offering of shares or other securities by the Company or TSA. The only company

•       Partnership between TIM Brasil and Banco C6

On March 26, 2020, TIM S.A. and BANCO C6 S.A., jointly called “Partners”, concluded the negotiations regarding a strategic partnership with the objective of developing combined offers with special benefits for the Partners’ customer bases. For the first time, digital banking and telecommunications services are joined in a single proposition. The agreement also provides for the possibility of exploring sales and payment channels synergies, expanding the distribution of offers and optimizing costs.

The Partners highlight the innovative character of the agreement they concluded, which is centered on delivering convenience through the integration of essential services to customers’ daily lives. This approach offers a great value creation potential for both companies through client base growth and higher customer loyalty. In this context, TIM wants to position itself ahead of the market, creating a competitive differentiation factor based on innovation and service offerings.

This agreement does not create a joint venture, therefore, TIM maintains the independence of its operations. However, depending on the evolution of the results of this partnership, TSA will become a minority shareholder in C6 through an objective-based compensation mechanism.

The Company will keep its shareholders and the market informed in accordance with the regulations in force.

•       Credit Agreement

On April 7, 2020, due to global macroeconomic uncertainty regarding COVID-19 and its possible impacts, TIM S.A. executed a new credit agreement with The Bank of Nova Scotia in the amount of R$574 million denominated in U.S. dollars, guaranteed by TIM Participações. The cost post-hedge is 155.0% and disbursement occurred on April 22, 2020, with a one year maturity.

•       COVID 19

In December 2019, an outbreak of a contagious disease, the Coronavirus Disease 2019 (COVID-19), began in mainland China and has since beginning of 2020, the virus spread through Europe, the US and various other countries, including Brazil. The COVID-19 outbreak has developed rapidly in 2020 and measures taken to contain the virus have affected economic activity, which in turn may have implications on the Company's results of operations and cash flows. Although the COVID-19 existed at December 31, 2019, it is the severity of the virus and the responses to the outbreak which may have an impact on the entity's operations occurred post December 31, 2019.

The Company analyzed IAS10 considerations for purpose of this subsequent event in order to conclude if COVID-19 outbreak could present any impact in year-end financial statements figures or if it would only be a disclosure requirement for Company’s financial statements. The Covid-19 events arose after the reporting period and not predictable by the Company or any also other market participants, as such the outbreak is a non-adjusting event for the reporting period ending December 31, 2019 and no adjustment needs to be made to amounts recognized in the consolidated financial statements ended on December 31, 2019. Based on all information available as at December 31st, 2019, it was not foreseeable the COVID-19 could result a risk over the Company’s consolidated balance sheets and the consolidated statements of income.

The Company is complying with the health and safety protocols established by the authorities and agencies is monitoring the development of the situation and closely evaluating the impact of the COVID-19 on its business. The COVID-19 pandemic and its potential impact on general commercial activity and the global economy may reduce demand from our clients on the more expensive plans or certain services (e.g. roaming) or even lead to plan cancellations or increased default, while it may lead to disruptions in our logistic chain, in our suppliers’ production or deliveries or in our ability to deliver our products (such as new devices or SIM cards) or to service our network on a timely basis, which may have a material adverse effect on our business and results of operations.

At this time, we have not suffered any material impact to our operations. While it is too early for us to predict the impacts on our business or our financial targets of the expanding pandemic and the governmental responses to it, we would be materially adversely affected by a protracted downturn in local, regional or global economic conditions.